Product Name:                                   Aetos Capital Balanced Portfolio
                                As of January 31, 2008

Product Description:                The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to
Aetos Capital’s 1940 Act SEC-registered Hedge Funds of Funds, designed to provide U.S. and
Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

-

-

-

-3.33%

0.62

11.33%

9.82%

23.52%

11.92%

-2.31%

S&P 500
DRI Index

-

-

-

0.14

Beta: MSCI World Index

-

-

-5.06%

0.87

11.74%

12.97%

35.44%

15.74%

-0.47%

MSCI
World
Index

-2.44%

-

-2.38%

Largest Calendar Qtr. Drawdown

0.61

-

1.28

Sharpe Ratio

From Inception through 1/31/08:

-

-

0.12

Beta:  S&P 500 DRI Index

-

-

-0.02

Beta: Lehman Aggregate Bond Index

3.63%

0.44%

2.62%

Annualized Standard Deviation

5.01%

2.81%

6.16%

Average Annualized Return

15.50%

12.76%

18.61%

3 Year Cumulative Return

8.80%

4.17%

2.10%

1 Year Return

13.46%

9.15%

10.64%

2 Year Cumulative Return

Lehman Aggregate
Bond Index

90-Day
Treasury Bills

Aetos Capital
Balanced
Portfolio

Investment Returns:

Since inception through 1/31/08:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                       Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Historical Strategy Allocation

Volatility Objective2 : 3.4% pa

Annualized Standard Deviation3 : 2.62%

Number of Managers = 39             Median Position Size = 1.9%

Number of Strategies = 15             Average Position Size = 2.6%

Top 20 Holdings = 75.2%               Maximum Position Size =7.0%

Aetos Capital Distressed

Investment Strategies

Fund: 5%

Return Objective (net of fees) 2 : 6-8% pa

Average Annualized Return3: 6.16%

Aetos Capital Multi-
Strategy

Arbitrage  Fund: 45%

Aetos Capital Long/

Short Strategies

Fund: 35%

Aetos Capital Market Neutral

Fund: 15%

Aetos Capital Hedge Fund of Fund Allocation

Strategy Allocation1

Hedged-Equity/

Market Neutral: 24%

Activist: 3%

Short-biased Credit: 3%

Short-biased Equity: 3%

Relative Value: 10%

Directional Equity: 9%

Credit Arbitrage: 3%

Distressed Multi-Strategy: 2%

Distressed Liquid: 1%

Distressed Core: 2%

Fixed Income
Arbitrage: 11%

Merger / Event-Driven
Arbitrage: 18%

Convertible Arbitrage: 4%

Capital Structure Arbitrage: 5%

Real Asset Equity: 2%

Underlying Managers
Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Market Neutral Strategies Fund
Opportunities Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Single-Strategy Funds

- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund

- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios

- Tactical allocations to the Aetos Capital Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client-directed return and volatility goals

Separate Accounts

- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds

- Portable Alpha Special Purpose Vehicle – Individual Vehicles
- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2  Return Objective - These figures represent estimated return targets based on historical market patterns. There is no assurance that these objectives will be met in an actual portfolio. Volatility Objective – Estimate of the volatility over a full market cycle.  This assumes at least one difficult or crisis period when the volatility and correlation of returns would increase.

3  The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the
Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods.  Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.
Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile A)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

                                                             Aetos Capital Balanced Portfolio
                                As of January 31, 2008

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

1.00% (0.75% on $25mm+)

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

2007

5.43%

0.49%

-0.11%

1.37%

0.91%

-1.30%

-1.98%

0.28%

1.54%

1.30%

1.07%

0.33%

1.46%

2007

1.88%

8.67%

1.21%

1.25%

0.70%

0.27%

0.43%

0.49%

0.42%

-0.36%

0.87%

0.86%

0.47%

1.74%

2006

1.94%

5.83%

1.22%

0.42%

-0.71%

0.71%

0.35%

0.93%

0.68%

0.62%

-0.33%

0.24%

1.14%

0.43%

2005

-

-1.75%

-

-

-

-

-

-

-

-

-

-

-

-1.75%

2008

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

1.27%

1.04%

0.53%

0.14%

-0.44%

-

-

-

-

-

-

-

-

2002

1.90%

10.06%

0.85%

0.98%

1.02%

1.02%

0.58%

-0.20%

1.03%

1.86%

1.34%

0.28%

0.17%

0.73%

2003

2.23%

4.14%

0.82%

1.36%

0.25%

0.47%

0.01%

-0.23%

0.27%

-0.18%

-0.69%

-0.04%

0.56%

1.49%

2004

Investment Performance3 (US$)

Historical Exposures